Debt - Summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 9,462	€ 7,684
Long-term debt	20,001	19,469
Borrowings	29,463	27,153	€ 33,581
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,322	10,595
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,679	8,874
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	2,277	3,692
Long-term debt	15,938	15,573
Borrowings	18,215	19,265
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,133	7,662
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,805	7,911
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,512	1,389
Long-term debt	1,324	1,561
Borrowings	2,836	2,950
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,297	1,416
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	27	145
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	3,638	1,009
Long-term debt	1,140	646
Borrowings	4,778	1,655
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,014	558
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	126	88
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	718	634
Long-term debt	1,440	1,625
Borrowings	2,158	2,259
Lease liabilities | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	728	896
Lease liabilities | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	712	729
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,317	960
Long-term debt	159	64
Borrowings	1,476	1,024
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	150	63
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 9	€ 1